Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	229,885,512.87	17,421
Yield Supplement Overcollateralization Amount 08/31/22	4,379,021.94	0
Receivables Balance 08/31/22	234,264,534.81	17,421
Principal Payments	11,589,229.97	320
Defaulted Receivables	180,516.50	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	4,027,760.21	0
Pool Balance at 09/30/22	218,467,028.13	17,092

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.77%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	2,772,803.09	156
Past Due 61-90 days	967,157.80	51
Past Due 91-120 days	141,071.20	8
Past Due 121+ days	0.00	0
Total	3,881,032.09	215

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	167,536.62
Aggregate Net Losses/(Gains) - September 2022	12,979.88
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.07%
Prior Net Losses/(Gains) Ratio	0.18%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	0.10%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	5,399,680.85
Weighted Average Contract Rate	4.71%
Weighted Average Contract Rate, Yield Adjusted	6.22%
Weighted Average Remaining Term	31.26

Flow of Funds	$ Amount
Collections	12,686,399.08
Investment Earnings on Cash Accounts	5,797.34
Servicing Fee	(195,220.45)
Transfer to Collection Account	-
Available Funds	12,496,975.97

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	291,964.36
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	6,018,803.89
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,399,680.85
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	694,726.87

Total Distributions of Available Funds	12,496,975.97

Servicing Fee	195,220.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	224,485,832.02
Principal Paid	11,418,484.74
Note Balance @ 10/17/22	213,067,347.28

Class A-1
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2a
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2b
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-3
Note Balance @ 09/15/22	95,585,832.02
Principal Paid	11,418,484.74
Note Balance @ 10/17/22	84,167,347.28
Note Factor @ 10/17/22	24.9925312%

Class A-4
Note Balance @ 09/15/22	80,300,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	80,300,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	32,400,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	32,400,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	16,200,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	16,200,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	383,764.36
Total Principal Paid	11,418,484.74
Total Paid	11,802,249.10

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	156,123.53
Principal Paid	11,418,484.74
Total Paid to A-3 Holders	11,574,608.27

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3562511
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.5998577
Total Distribution Amount	10.9561088

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4635910
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.9058846
Total A-3 Distribution Amount	34.3694756

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	527.11
Noteholders' Principal Distributable Amount	472.89

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	2,699,840.43
Investment Earnings	4,996.30
Investment Earnings Paid	(4,996.30)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$826,428.88	$1,242,948.64	$1,072,033.81
Number of Extensions	54	70	62
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.50%	0.41%